Leases - Additional Information (Detail) $ in Millions	12 Months Ended
Mar. 25, 2023 USD ($)
Operating Leased Assets [Line Items]
Weighted average remaining lease term operating leases	5 years
Weighted average discount rate operating leases	10.00%
Commencing in 2024 [Member]
Operating Leased Assets [Line Items]
Lessee operating lease not yet commenced term of contract	10 years
Estimated annual expenses for operating lease expenses to be commenced in the future	$ 0.5